Restructuring	12 Months Ended
Dec. 31, 2023
Restructuring and Related Activities [Abstract]
Restructuring	Restructuring
During 2021, we initiated a multi-year plan to eliminate certain redundancies in our Italian workforce. No restructuring plans were initiated during 2023 or 2022.

2021 Italian Workforce Redundancies

In connection with the sale of our Italian B2C businesses, management agreed to provide to the buyer information technology and back-office services for a period of one to three years via a TSA. As certain of these services were concluding, during the fourth quarter of 2021 management performed a detailed review of redundant roles and created a plan to eliminate certain redundancies as TSA services lapse, by commencing voluntary early retirement programs. Since the plan’s inception, we incurred approximately $31 million in severance and related employee costs associated with these early retirement programs through December 31, 2023, primarily within our Global Lottery and Corporate and Other segments, as management and the identified employees reached a mutual understanding of the separation benefits. Cash payments associated with these programs are expected to be made through 2030. During the years ended December 31, 2023, 2022 and 2021 we incurred $13 million, $7 million, and $11 million, respectively, of severance and related employee costs under the plan.

Rollforward of Restructuring Liability

The following table presents the activity in the restructuring liabilities for the above plan for the years ended December 31, 2023 and December 31, 2022:

($ in millions)	Severance and Related Employee Costs	Other	Total
Balance at December 31, 2021	12	1	13
2021 Italian workforce redundancies plan expense, net	7	—	7
Payments	(4)	(1)	(4)
Reversals of expense and other	(2)	—	(2)
Balance at December 31, 2022	14	—	14
2021 Italian workforce redundancies plan expense, net	13	—	13
Payments	(5)	—	(5)
Reversals of expense and other	1	—	1
Balance at December 31, 2023	22	—	22

Restructuring Expense

The following table summarizes consolidated restructuring expense by segment and type of cost:

	For the year ended December 31, 2023
($ in millions)	Severance and Related Employee Costs	Other	Total
Global Lottery	9	—	9
Global Gaming	—	—	—
PlayDigital	—	—	—
Corporate and Other	4	—	4
Total	13	—	13

	For the year ended December 31, 2022
($ in millions)	Severance and Related Employee Costs	Other	Total
Global Lottery	6	—	6
Global Gaming	(1)	—	(1)
PlayDigital	—	—	—
Corporate and Other	1	—	1
Total	6	—	6

	For the year ended December 31, 2021
($ in millions)	Severance and Related Employee Costs	Other	Total
Global Lottery	8	—	8
Global Gaming	(3)	(1)	(4)
PlayDigital	(1)	—	(1)
Corporate and Other	2	—	2
Total	6	(1)	6